Taxation - Components of net tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Components Of Net Tax Assets And Liabilities [Abstract]
Net tax assets	$ 563,368	$ 160,634		$ 182,569
Net tax liabilities	(57,584)	(38,576)		$ (106,946)
Net tax assets	505,784	122,058
Net Tax Liabilities By Type [Abstract]
Net current tax assets	109,538	108,836
Net deferred tax assets	408,884	23,931
Net unrecognized tax benefit	(12,638)	(10,709)	$ (9,276)		$ (10,272)
Net tax assets	$ 505,784	$ 122,058